EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated May 13, 2013, for Neuberger Berman Flexible Select Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on May 13, 2013 (Accession No. 0000898432-13-000827) in definitive form.